UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                   FORM N-CSR

             CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES
Investment Company Act file number     811-4204
                                       --------

     PC&J Preservation Fund
     ----------------------
     (Exact name of registrant as specified in charter)

     120 West Third Street, Suite 300, Dayton, Ohio  45402-1819
     --------------------------------------------------------------------
     (Address of principal executive offices)          (Zip code)

     PC&J Service Corp., 120 West Third Street, Suite 300,
     ------------------------------------------------------------------
Dayton, OH  45402-1819
-----------------------------------------
     (Name and address of agent for service)

Registrant's telephone number, including area code:     937-223-0600
                                                        ------------

Date of fiscal year end:     12-31
                             -----

Date of reporting period:     12-31-2009
                              ----------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, addressStreet450 Fifth Street, NW, CityWashington, StateDC PostalCode20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. 3507.

ITEM 1.  REPORTS TO STOCKHOLDERS.

PC&J PRESERVATION
FUND

Financial Statements and Financial Highlights for the Year Ended December 31, 2009, and Report of
Independent Registered Public Accounting Firm

------

------



PC&J  PRESERVATION  FUND
------------------------

ANNUAL  REVIEW

Unaudited


The enclosed 2009 Annual Report is for your information and is provided pursuant to Securities and Exchange Commission regulations.

MANAGEMENT  REVIEW  AND  ANALYSIS
The Monday morning quarterbacking is just beginning about the rescue maneuvers employed to "save" the financial system. The costs and benefits of the actions taken by the Federal Reserve, the U.S. Treasury and the Bush and Obama Whitehouses will be evaluated for years to come. At this point the financial markets do not care. Some or all of the maneuvers took the Armageddon scenario off the table, marking the bottom for the stock market and reinvigorating the recovery in the bond market. Bond investors partied for the rest of the year.




AVERAGE ANNUAL TOTAL RETURNS


                               1 Yr.   5 Yrs   10 Yrs

Preservation Fund              14.91%   4.21%    4.78%
Barclays Inter
Gov/Credit                      5.24%   4.66%    5.93%
Treasury Bills
   (3 month)                    0.25%   3.54%    3.08%

At the start of 2009 yields on intermediate-term, BBB-rated industrial bonds, a proxy for an average credit yield, were near double-digit levels. The yield for a 10-year BBB-rated bond dropped nearly 300 basis points (3%) over the course of the year. As a result, the bond's price rose by over 20 percent. Conversely, 10-year Treasury yields started the year at a little over 2% and ended it 160 basis points higher at 3.84%, resulting in a 13% drop in prices. In fact, yields are back to levels last seen in late 2007 before the credit crunch gripped our economy.

The PC&J Preservation Fund (the "Fund") is primarily composed of government and quality, investment-grade bonds. Distressed conditions in the financial services industry at the end of 2008 weighed on the Fund's high-quality holdings. Bond prices in almost all segments, except the Treasury segment, started 2009 at a low point. As conditions improved over the course of the year, prices of the Fund's holdings did too. In addition, other lower-tiered investment-grade investments added late in 2008 and early 2009 benefitted from investors' willingness to move out the risk spectrum. For the year, the Fund provided a 14.9% return compared to the 5.2% return of the Barclays Intermediate Gov't/Credit Index.

 With bond prices returning to pre-bear market levels, investors wonder where to go to find some income. It's hard to conjure up a scenario in the long-term that doesn't include rising interest rates. How we transition from a government-funded economic turnaround to a privately-funded expansion is what keeps us up at night. We are looking to hold onto our credit investments, as rates are not expected to rise in the near-term and most of them were purchased with enough of a cushion to withstand an eventual rise in rates. For new purchases, we are employing a price preservation theme - looking at some global opportunities, accessed through mutual funds, where the yields are higher than the placecountry-regionU.S., and evaluating opportunities where the coupon either steps up over time or floats with a measure of inflation.

A return to more "normal" times would be welcomed by all of us. However, we realize there are still some hurdles to jump and intend to maintain a preservation bias in our management practices. Over the long-term this bias has produced Fund returns that fall between the no-risk Treasury Bills and the Barclays Index.




PRESERVATION FUND EXPENSE RATIO*
Per May 1, 2009 Prospectus           1.20%
Per December 31, 2009 Annual Report  1.10%

* The expense ratio stated in the May 1, 2009 Prospectus includes acquired fund fees and expenses as required by Form N-1A. The expense ratio stated in the December 31, 2009 Annual Report includes only operating expenses of the Preservation Fund.

                    PRESERVATION     LEHMAN INTER     TREASURY BILL
                          GROWTH           GOV/CR            GROWTH

              1999        10,000           10,000            10,000
              2000        10,935           11,012            10,582
              2001        11,618           11,999            10,942
              2002        12,313           13,179            11,118
              2003        12,637           13,747            11,230
              2004        12,981           14,165            11,384
              2005        13,298           14,389            11,734
              2006        13,811           14,976            12,279
              2007        14,616           16,083            12,910
              2008        13,885           16,900            13,225
              2009        15,955           17,785            13,548

Total returns and the growth of a $10,000 investment are based on past performance and are not an indication of future performance. The value of your shares will fluctuate and may be worth more or less than their original cost at the time of redemption. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance information current to the most recent month-end may be obtained by calling 888.223.0600.

PC&J PRESERVATION FUND
----------------------

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2009



                                                     PERCENT
                                                      OF NET     PRINCIPAL
SECURITY                                              ASSETS       AMOUNT       VALUE
-------------------------------------------------    --------    ----------    --------

U.S. AGENCY OBLIGATIONS:

Maturity of 5 - 10  years:                               2.8%
 Federal Home Loan Bank
   5.625%, due 06-13-16                                          $  125,000    $126,016
 Federal Home Loan Bank Step-Up 1
   3.000%, due 10-29-19                                             250,000     243,125

                                                                                369,141

Maturity of 11 - 15  years:                              0.9
 Federal Home Loan Mtg Corp Step-Up 1
   4.000%, due 03-12-24                                             124,000     121,299

TOTAL U.S. AGENCY OBLIGATIONS
 (Cost $498,705)                                         3.7                    490,440


U.S. CORPORATE OBLIGATIONS:

Maturity of less than 1 year:                            1.6
 Ryder System Inc.
   4.625%, due 04-01-10                                              80,000      80,566
 Duke Energy
   7.875%, due 08-16-10                                             125,000     130,331

                                                                                210,897

Maturity of 1 - 5 years:                                17.7
 Nissan Motor Acceptance Corp. 8
   5.625%, due 03-14-11                                             100,000     102,032
 Oneok Inc.
   7.125%, due 04-15-11                                             105,000     111,699
 Williams Partners
   7.500%, due 06-15-11                                             100,000     102,500
 Western Union
   5.400%, due 11-17-11                                             100,000     106,759
 AOL Time Warner Inc.
   6.875%, due 05-01-12                                             210,000     229,935
 Bunge Ltd. Finance Corp.
   7.800%, due 10-15-12                                             100,000     109,418
 Fiserv Inc.
   6.125%, due 11-20-12                                             100,000     109,032
 Alcoa Inc.
   5.375%, due 01-15-13                                             250,000     259,142
 Arcelormittal
   5.375%, due 06-01-13                                             130,000     136,360
 Rio Tinto Finance USA Ltd.
   5.875%, due 07-15-13                                             105,000     113,440
 Lehman Bros Holdings Inc. 6
   4.800%, due 03-13-14                                             148,000      28,860



See notes to financial statements.

PC&J PRESERVATION FUND
----------------------

SCHEDULE OF INVESTMENTS (Continued)
DECEMBER 31, 2009



                                                           PERCENT
                                                            OF NET     PRINCIPAL
SECURITY                                                    ASSETS       AMOUNT        VALUE
-------------------------------------------------------    --------    ----------    ----------
U.S. CORPORATE OBLIGATIONS (Cont'd):
-------------------------------------------------------
 Brinker International Inc.
   5.750%, due 06-01-14                                                $  155,000    $  151,849
 HSBC Finance Corp.
   6.000%, due 08-15-14                                                   275,000       286,014
 Bear Stearns Cos. Inc.
   5.700%, due 11-15-14                                                   162,000       177,153
 OGE Energy Corp.
   5.000%, due 11-15-14                                                   250,000       258,539
 Hornbeck Offshore Services Inc.
   6.125%, due 12-01-14                                                   100,000        93,750

                                                                                      2,376,482

Maturity of 6 - 10 years:                                     11.9%
 Chesapeake Energy Corp.
   9.500%, due 2-15-15                                                    120,000       131,700
 Nabisco Inc.
   7.550%, due 6-15-15                                                    100,000       115,438
 Teck Cominco Ltd.
   5.375%, due 10-01-15                                                   160,000       153,440
 Alltel Corp.
   7.000%, due 03-15-16                                                   100,000       113,181
 Peabody Energy Corp.
   7.375%, due 11-01-16                                                   130,000       133,900
 Goldman Sachs Group Inc.
   5.625%, due 01-15-17                                                   350,000       360,045
 Terex Corp.
   8.000%, due 11-15-17                                                   250,000       240,625
 Merrill Lynch Co. Inc.
   6.500%, due 07-15-18                                                   230,000       240,390
 Conoco Philips
   5.750%, due 02-01-19                                                   100,000       109,745

                                                                                      1,598,464

Maturity of 11 - 15 years:                                     6.5
 General Electric Capital Corp. Step-Up 1
   5.50%%, due 10-28-21                                                   200,000       198,476
 Toyota Motor Credit Corp. Curve Accr'l 2
   8.000%, due 01-18-22                                                    50,000        49,500
 Toyota Motor Credit Corp. Curve Accr'l 2
   8.000%, due 02-01-22                                                   175,000       173,250
 Dow Chemical Co.
   7.375%, due 03-01-23                                                   200,000       196,592
 Morgan Stanley Curve Accrual 2
   8.375%, due 04-25-23                                                   250,000       246,250

                                                                                        864,068




See notes to financial statements.

------

PC&J PRESERVATION FUND
----------------------

SCHEDULE OF INVESTMENTS (Continued)
DECEMBER 31, 2009



                                                          PERCENT
                                                            OF NET     PRINCIPAL
SECURITY                                                    ASSETS       AMOUNT        VALUE
--------------------------------------------------------   --------    ----------    ----------

TOTAL U.S. CORPORATE OBLIGATIONS
 (Cost $4,979,453)                                           37.7%                  $5,049,911


TAXABLE MUNICIPAL OBLIGATIONS 4:

Maturity of 1 - 5 years:                                       4.7
 New York State Housing Finance Agency
   4.810%, due 09-15-13                                                $   90,000        94,841
 Dayton, OH Taxable Bonds
   6.500%, due 11-01-13                                                   200,000       200,000
 Nebraska Public Power District Revenue
   5.140%, due 01-01-14                                                   310,000       335,073

                                                                                        629,914


Maturity of 6 - 10 years:                                       6.7
 Reeves County TX Cert. of Participation
   6.550%, due 12-01-16                                                   115,000       104,053
 Hazelwood MO Industrial Dev. Auth. Rev
   5.640%, due 02-01-18                                                   150,000       138,357
 Maryland Heights MO Tax Incremnt Rev
   7.000%, due 09-01-18                                                   200,000       197,104
 Portland OR Weekly Auction Notes 5, 7
   0.105%, due 06-01-19                                                   150,000       150,000
 Hudson Cnty NJ Lease Revenue
   7.950%, due 09-01-19                                                   300,000       303,111

                                                                                        892,625


Maturity of 11 - 20 years:                                      12.2
 Dekalb Cnty GA Dev Authority Revenue
   6.875%, due 03-01-20                                                   275,000       274,997
 Michigan State Refunding School Loan
   6.950%, due 11-01-20                                                   110,000       123,836
 Hopkins MN General Obligation
   7.100%, due 02-01-21                                                   150,000       150,764
 New York, NY General Obligation
   6.491%, due 03-01-21                                                   125,000       135,439
 Minneapolis & St. Paul Met. Gen. Oblig.
   6.850%, due 01-01-22                                                   295,000       322,420
 San Bernadino Cnty CA Pension Oblig.
   6.020%, due 08-01-23                                                   245,000       238,784
 Ohio State Dev. Assistance
   5.670%, due 10-01-23                                                   100,000        91,330
 Pennsylvania Turnpike
   7.470%, due 06-01-25                                                   100,000       112,837



See notes to financial statements.

DECEMBER 31, 2009



                                                          PERCENT
                                                            OF NET     PRINCIPAL
SECURITY                                                    ASSETS       AMOUNT        VALUE
----------------------------------------------     ----    --------    ----------    ----------

TAXABLE MUNICIPAL OBLIGATIONS
 (Cont'd)

 Alameda Corridor Transit Authority CA
   6.600%, due 10-01-29                                                $  200,000    $  177,668

                                                                                      1,628,075

Maturity of 21 - 30 years:
 Frisco TX COP
   6.375%, due 02-15-33                                        2.7%       360,000       363,712


TOTAL TAXABLE MUNICIPAL
 OBLIGATIONS (Cost $3,535,174)                                26.3                    3,514,326


TOTAL U.S. AGENCY, U.S. CORPORATE
  AND TAXABLE MUNICIPAL
       OBLIGATIONS
 (Cost $9,013,332)                                            67.7                    9,054,677


LEASE ASSIGNMENTS:                                             1.5
 PHS Indian Health Service Lease 2, 5
   7.000%, due 05-01-10                                                                  18,905
 Ford Motor Co. ESA Lease 2, 5
   12.524%, due 06-01-13                                                                184,400


TOTAL LEASE ASSIGNMENT
 (Cost $181,356)                                                                        203,305

                                                                        NUMBER OF
WARRANTS:                                                      1.1       WARRANTS
                                                                        ----------
 X-Alpha Call Warrants                                                     22,500       144,450

TOTAL WARRANTS
 (Cost $224,437)                                                                        144,450


NON-CONVERTIBLE PREFERRED STOCK:                               5.5         SHARES
                                                                           ----------
 Annaly Cap. Mgt. Inc. Pfd. A, 7.875%                                       5,000       121,300
 FPL Group Cap. Tr. I Pfd., 5.875%                                          5,300       135,256
 Georgia Power Cap. Tr. VII Pfd., 5.875%                                    5,200       132,248
 JP Morgan Chase Cap. XVI Pfd., 6.350%                                      5,200       125,996
 Metlife Inc. Pfd. B, 6.500%                                                5,200       124,852
 Powershares ETF Trust Finl. Pfd.                                           5,900        96,288



TOTAL NON-CONVERTIBLE PREFERRED STOCK (Cost $735,161)                                   735,940




See notes to financial statements.

PC&J PRESERVATION FUND
----------------------

SCHEDULE OF INVESTMENTS (Concluded)
DECEMBER 31, 2009



                                                          PERCENT
                                                           OF NET     PRINCIPAL
SECURITY                                                   ASSETS      AMOUNT         VALUE
---------------------------------------                   --------    ---------    -----------

EXCHANGE TRADED DEBT:                                         3.8%       SHARES
                                                                      ---------
 AT&T Inc. Senior Notes, 6.375%                                           5,000    $   133,450
 Comcast Corp. Notes, 6.625%                                              5,400        130,572
 General Elec. Cap. Corp. Pines, 6.100%                                   5,000        119,900
 Metlife Inc. Senior Notes, 5.875%                                        5,175        128,288


TOTAL EXCHANGE TRADED DEBT
 (Cost $491,702)                                                                       512,210


MUTUAL FUNDS:                                                19.3        SHARES
                                                                       ---------
 Highland Floating Rate A 5                                              35,270        218,676
 Oppenheimer Sr. Floating Rate A 5                                       36,400        283,557
 Templeton Income Global Bond A                                          37,594        477,068
 Vanguard Money Market Reserves                                       1,500,000      1,500,000
 First American Treasury Obligations                                    109,531        109,531

TOTAL MUTUAL FUNDS
 (Cost $2,744,531)                                                                   2,588,832


TOTAL INVESTMENTS
 (Cost $13,390,519)                                          98.9                   13,239,414


ASSETS LESS OTHER LIABILITIES                                 1.1                      150,222


NET ASSETS                                                  100.0%                 $13,389,636









1 Interest rates listed for step-up bonds are the rates as of December 31, 2009. 2 Security valued according to "good faith pricing" guidelines. (See Note A)
3 Represents cost for federal income tax and book purposes and differs from value by net unrealized appreciation (depreciation). (See Note D)
4 Some municipal obligations have a credit enhancement feature which produces a credit quality comparable to that of a same-rated corporate bond.
5 Security has been deemed illiquid. At December 31, 2009, the aggregate amount of illiquid securities was $855,538, which is 6.4% of the Fund's net assets.
6 Security is in default as of December 31, 2009.
7 Variable interest rate. Interest rate listed is the rate as of December 31, 2009.
8 Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At December 31, 2009, the aggregate amount of Rule 144A securities was $102,032, which is 0.8% of the Fund's net assets.

See notes to financial statements

PC&J PRESERVATION FUND
----------------------

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2009




ASSETS:
Investments in securities, at value
 (Cost basis - $13,390,519) (Notes A & D)                          $13,239,414
Receivables - Dividends and Interest                                   156,820
Receivables - Fund shares sold                                           5,800

Total assets                                                        13,402,034

LIABILITIES:
Accrued expenses (Note B)                                              (12,338)
Other liabilities                                                          (60)

Total liabilities                                                      (12,398)


NET ASSETS                                                         $13,389,636



SHARES OUTSTANDING (Unlimited authorized shares):
 Beginning of year                                                   1,161,632
 Net increase  (Note C)                                                130,667

 End of year                                                         1,292,299





NET ASSET VALUE, offering price and redemption price per share     $     10.36



NET ASSETS CONSIST OF:
 Paid in capital                                                   $13,851,904
 Net unrealized depreciation on investments                           (151,105)
 Undistributed net investment income                                     4,315
 Accumulated net realized loss on investments                         (315,478)

 Net Assets                                                        $13,389,636

















See notes to financial statements.

PC&J PRESERVATION FUND
----------------------

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2009




INVESTMENT INCOME (Note A):
 Interest                                                         $  561,209
 Dividends                                                           144,727

Total investment income                                              705,936

EXPENSES (Note B):
 Investment advisory fee                                             (58,939)
 Management fee                                                      (70,726)

Total expenses                                                      (129,665)


NET INVESTMENT INCOME                                                576,271


REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (Note D):
 Net realized loss on investments                                    (13,846)
 Change in unrealized appreciation/depreciation of investments     1,072,551

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                    1,058,705


NET INCREASE IN NET ASSETS FROM OPERATIONS                        $1,634,976




























See notes to financial statements.

PC&J PRESERVATION FUND
----------------------

STATEMENTS OF CHANGES IN NET ASSETS




                                                        For The Years Ended December 31,
                                                        2009                    2008

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
 Net investment income                                  $   576,271       $   576,590
 Net realized gain/(loss) on investments                    (13,846)            6,317
 Change in unrealized appreciation/depreciation
      of investments                                      1,072,551        (1,158,885)

Net increase (decrease) in net assets from operations     1,634,976          (575,978)

DECREASE IN NET ASSETS RESULTING FROM
 DISTRIBUTIONS TO SHAREHOLDERS
 From net investment income                                (577,711)         (576,423)

INCREASE IN NET ASSETS RESULTING FROM CAPITAL
 SHARE TRANSACTIONS (Note C)                              1,379,784            26,735

Total increase/(decrease) in net assets                   2,437,049        (1,125,666)

NET ASSETS:
 Beginning of year                                       10,952,587        12,078,253

 End of year                                            $13,389,636       $10,952,587




UNDISTRIBUTED NET INVESTMENT INCOME                     $     4,315       $     5,755

























See notes to financial statements.

------

PC&J PRESERVATION FUND
----------------------

NOTES TO FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2009


A.  SUMMARY  OF  SIGNIFICANT  ACCOUNTING  POLICIES

PC&J Preservation Fund (the "Fund") commenced operations on April 30, 1985, as a no-load, open-end, diversified investment company. It is organized as an placeStateOhio business trust and is registered under the Investment Company Act of 1940, as amended. The investment objective of the Fund is the generation of income and the preservation of capital.

The preparation of financial statements in conformity with accounting principles generally accepted in the country-regionplaceUnited States of America ("GAAP") requires management to make estimates or assumptions that affect the reported amounts of assets and liabilities, disclosures of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(1) Security Valuations - Fixed income securities, both short-term and long-term, are generally valued by using market quotations, or a matrix methodology (including prices furnished by a pricing service) when Parker Carlson & Johnson, Inc. (the "Adviser") believes such prices accurately reflect the fair value of such securities. The matrix pricing methodology utilizes yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides through the due diligence process that the market quotation does not accurately reflect current value or that prices cannot be readily estimated using the matrix methodology, or when restricted or illiquid securities are being valued, or when unique investment structures have no widely adopted benchmarks, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review by the Board of Trustees (the "Trustees"). It is incumbent upon the Adviser to consider all appropriate factors relevant to the value of securities for which market quotations are not readily available. No single standard for determining fair value can be established, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for the securities upon their current sale. Methods which are in accordance with this principle may, for example, be based on a multiple of earnings, or a discount from market of a similar, freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers), or yield to maturity with respect to debt issues, or a combination of these and other methods.

GAAP establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements, effective for the Fund's current fiscal period.

Various inputs may be used to determine the value of the Fund's investments. These inputs are summarized in three broad levels:

Level  1  -  quoted  prices  in  active  markets  for  identical  securities.

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

PC&J PRESERVATION FUND
----------------------

NOTES TO FINANCIAL STATEMENTS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 2009


The following table summarizes the inputs used to value the Fund's securities as of December 31, 2009.




                                               Level 1    Level 2    Level 3    Total
Security Type                                     Investments in Securities ($000)
U.S. Agency Obligations                        $     -    $    491  $      -  $   491
U.S. Corporate Obligations                           -       5,050         -    5,050
Taxable Municipal Obligations                        -       3,514         -    3,514
Lease Assignments                                    -         184        19      203
Warrants                                           144           -         -      144
Non-Convertible Preferred Stock                    736           -         -      736
Exchange Traded Debt                               512           -         -      512
Mutual Funds                                     2,589           -         -    2,589
Total                                          $ 3,981    $  9,239  $     19  $13,239
                                               ---------  --------  --------  -------




                                                                                Measurements
                                                                      Using Unobservable Inputs ($000)
                                                                                 (Level 3)

                                                                                 Securities

Beginning Balance December 31, 2008                                                   $ 92

Total gains or losses (realized/unrealized) included in earnings                         1

Purchases, sales, issuances, settlements and return of capital (net)                   (74)

Transfers in and/or out of Level 3                                                       0

Ending Balance December 31, 2009                                                      $ 19
The amount of total gains or losses for the period included in earnings (or changes in net assets) attributable to the
 change in unrealized gains or losses relating to assets still
 held at the reporting date                                                            $  1
                                                                                       =====


(2)Federal Income Taxes - The Fund has elected to be treated as a regulated investment company and intends to continue to comply with the requirements under Subchapter M of the Internal Revenue Code and to distribute all, or substantially all, of its net investment income and net realized gains on security transactions. Accordingly, no provision for federal income or excise taxes has been made in the accompanying financial statements. As of December 31, 2009, the Fund has a capital loss carry forward of $315,478, of which $98,440 can be carried forward through 2011, $35,450 through 2012, $29,688 through 2013, $120,473 through 2014, $17,581 through 2015, and $13,846 through
2017. These losses can be used to offset future gains. See Note E for further disclosure regarding uncertain tax positions

PC&J PRESERVATION FUND
----------------------

NOTES TO FINANCIAL STATEMENTS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 2009


(3) Other - Security transactions are accounted for on the date the securities are purchased or sold, (trade date). All premiums and discounts are amortized or accreted for financial and tax reporting purposes using the effective interest rate method. Realized gains and losses on sales are determined using the specific lot method. Dividends to shareholders from net investment income and net realized capital gains are declared and paid annually. Interest income is accrued daily. Dividend income is recorded on the ex-dividend date. Paydown gains and losses on mortgage and asset-backed securities are presented as interest income. For tax purposes, paydown gains and losses are reclassified to realized gains and losses on investments. Net investment losses, if any, for tax purposes are reclassified to paid in capital.

The Fund indemnifies the Trustees and officers of the Fund for certain liabilities that might arise from the performance of their duties to the Fund.


B.  INVESTMENT  ADVISORY  AGREEMENT  AND  MANAGEMENT  AGREEMENT

     The Fund has an investment advisory agreement (the "Agreement") with the Adviser, whereby the Fund pays the Adviser a monthly advisory fee, accrued daily, based on an annual rate of 0.5% of the daily net assets of the Fund. Investment advisory fees were $58,939 for the year ended December 31, 2009.

The Fund has a management agreement with PC&J Service Corp. ("Service Corp."), which is wholly owned by the shareholders of the Adviser. The Fund pays Service Corp. for the overall management of the Fund's business affairs, exclusive of the services provided by the Adviser, and functions as the Fund's transfer and dividend disbursing agent. Service Corp. pays all expenses of the Fund (with certain exclusions), including Trustee fees of $4,000 for the year ended December 31, 2009.

Service Corp. is entitled to a monthly fee, accrued daily, based on an annual rate of 0.6% of the daily net assets of the Fund. Management fees were $70,726 for the year ended December 31, 2009.

Certain officers and Trustees of the Fund are officers and directors, or both, of the Adviser and of Service Corp.


C.  CAPITAL  SHARE  TRANSACTIONS



                                       For the Year Ended                      For the Year Ended
                                        December 31, 2009                       December 31, 2008
                                       -------------------                     -------------------

                                 Shares             Dollars                  Shares             Dollars
                                 ------             -------                  ------             -------
  Subscriptions                  193,666            $ 1,988,278              132,165            $ 1,356,449
  Reinvestment of distributions   55,710                577,711               61,452                576,423
                                 249,376              2,565,989              193,617              1,932,872
                                 --------           ------------            ---------           ------------
  Redemptions                   (118,709)            (1,186,205)            (184,622)            (1,906,137)

  Net decrease                   130,667            $ 1,379,784                8,995            $    26,735

------

PC&J PRESERVATION FUND
----------------------

NOTES TO FINANCIAL STATEMENTS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 2009




D.  INVESTMENT  TRANSACTIONS

Securities purchased and sold (excluding short-term obligations and long-term U.S. Government securities) for the year ended December 31, 2009, aggregated $2,519,205 and $1,237,752, respectively. Purchases and sales of long-term U.S. Government Securities for the year ended December 31, 2009, aggregated $498,687 and $1,200,000, respectively.

At December 31, 2009, gross unrealized appreciation on investments was $390,962 and gross unrealized depreciation on investments was $542,067, for a net unrealized depreciation of $151,105 for financial reporting and federal income tax purposes.


E.  FEDERAL  TAX  DISCLOSURE

                      Tax Character of Distributions Paid



For the Year Ended December 31, 2009                 For the Year Ended December 31, 2008
-------------------------------------                -------------------------------------

Ordinary Income  Capital Gains  Total Distribution   Ordinary Income  Capital Gains  Total Distribution
---------------  -------------  ------------------   ---------------  -------------  ------------------
$       577,711  $           0  $          577,711   $       576,423  $           0  $          576,423
===============  =============  ==================   ===============  =============  ==================





Tax Basis of Distributable Earnings
As of December 31, 2009



Undistributed     Undistributed
Ordinary          Accumulated          Unrealized
Income            Realized Losses      Depreciation
------------------------------------  -----------------
$       4,315     $     ( 315,478)     $    (151,105)
=============     ================     ================

The Fund recognizes tax benefits or expenses of uncertain tax positions only when the position is "more likely than not" to be sustained assuming examination by tax authorities. Management has reviewed the tax positions taken on Federal income tax returns for all open tax years (tax years ended December 31, 2006-2009) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements.

PC&J PRESERVATION FUND
----------------------

NOTES TO FINANCIAL STATEMENTS (Concluded)
FOR THE YEAR ENDED DECEMBER 31, 2009




F. SUBSEQUENT EVENTS

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. In addition, GAAP requires the Fund to disclose the date through which subsequent events have been evaluated. Management has evaluated subsequent events through the issuance of these financial statements on February 25, 2010 and has noted no such events.



G. OTHER FEDERAL TAX INFORMATION (UNAUDITED)

The percentage of ordinary income dividends that are eligible for the reduced rate attributed to qualified dividend income under the Jobs and Growth Tax Relief & Reconciliation Act of 2003 is 6.1%.

PC&J PRESERVATION FUND
----------------------

FINANCIAL  HIGHLIGHTS




Selected Data for Each Share of Capital               For The Years Ended December 31,
Stock Outstanding Throughout the Period     2009        2008        2007        2006        2005
                                           --------    --------    --------    --------    --------
NET ASSET VALUE-BEGINNING OF PERIOD       $  9.43     $ 10.48     $ 10.39     $ 10.52     $ 10.74

Income from investment operations:
   Net investment income                     0.48        0.52        0.52        0.53        0.49
   Net realized and unrealized
     gain (loss) on securities               0.93       (1.05)       0.09       (0.12)      (0.23)
TOTAL FROM INVESTMENT OPERATIONS             1.41       (0.53)       0.61        0.41        0.26

Less distributions:
   From net investment income               (0.48)      (0.52)      (0.52)      (0.54)      (0.48)
TOTAL DISTRIBUTIONS                         (0.48)      (0.52)      (0.52)      (0.54)      (0.48)

NET ASSET VALUE-END OF PERIOD             $ 10.36     $  9.43     $ 10.48     $ 10.39     $ 10.52

TOTAL RETURN                                14.91%      (5.00%)      5.83%       3.86%       2.44%

RATIOS TO AVERAGE NET ASSETS
   Expenses                                  1.10%       1.10%       1.10%       1.10%       1.10%
   Net investment income                     4.89%       4.96%       4.58%       4.49%       4.04%

Portfolio turnover rate                     22.50%      65.51%      31.76%       5.99%      16.10%

Net assets at end of period (000's)       $13,390     $10,953     $12,078     $12,923     $15,444

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of PC&J Preservation Fund:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the PC&J Preservation Fund (the "Fund") as of December 31, 2009, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years of the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (placecountry-regionUnited States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2009, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of PC&J Preservation Fund as of December 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ DELOITTE & TOUCHE LLP

Cincinnati, Ohio
March 1, 2010

------

PC&J PRESERVATION FUND
----------------------

ADDITIONAL INFORMATION
FOR THE YEAR ENDED DECEMBER 31, 2009 (Unaudited)


FUND  EXPENSES

As a shareholder of the Fund, you incur ongoing costs, including management fees and investment advisory fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period (July 1, 2009) and held for the entire period through December 31, 2009.

                                Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

                  Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.





                          Beginning Account     Ending Account
                                Value               Value          Expenses Paid
                             July 1, 2009     December 31, 2009   During Period*

Actual                    $   1,000.00         $   1,065.52       $   5.73

Hypothetical (5% return   $   1,000.00         $   1,019.66       $   5.60
 before expenses)


* Expenses are equal to the Fund's annualized expense ratio of 1.10%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365 (to reflect the one-half year period).

PC&J  PRESERVATION  FUND
------------------------

ADDITIONAL INFORMATION (Concluded)
FOR THE YEAR ENDED DECEMBER 31, 2009 (Unaudited)


PORTFOLIO  CHARACTERISTICS




TYPE OF SECURITY                 % OF NET ASSETS
                                 ----------------
U.S. Agency Obligations                      3.7%
U.S. Corporate Obligations                  37.7
Taxable Municipal Obligations               26.3
Lease Assignments                            1.5
Warrants                                     1.1
Non-Convertible Preferred Stock              5.5
Exchange Traded Debt                         3.8
Investment Companies                        19.3
Assets Less Other Liabilities                1.1
Total                                      100.0%
                                 ----------------



PC&J PRESERVATION FUND
----------------------

FUND TRUSTEES DISCLOSURE
(Unaudited)



The responsibility for management of the Fund is vested in its Board of Trustees, which, among other things, is empowered by the Fund's Declaration of Trust to elect officers of the Fund and contract with and provide for the compensation of agents, consultants and other professionals to assist and advise in such management.

The following table provides information regarding each Trustee who is not an "interested person" of the Fund, as defined in the Investment Company Act of 1940, as amended.


                                                                                NUMBER OF PORTFOLIOS
                                            POSITION(S) IN      LENGTH OF        IN FUND COMPLEX**
NAME, AGE AND ADDRESS                       FUND COMPLEX**     TIME SERVED      OVERSEEN  BY TRUSTEE
------------------------------------------  --------------  ------------------  --------------------

John W. Lohbeck
c/o PC&J Service Corp.
300 Old Post Office
120 West Third Street
Dayton, Ohio 45402
Year of Birth: 1949                         Trustee         Trustee since 2008                     2


PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS                    OTHER DIRECTORSHIPS HELD BY TRUSTEE
-----------------------------------------                    -----------------------------------

From September 2005 to present, consultant with Battelle &
Battelle LLP (CPA firm); from December 1990 to August
2005, COO of Wagner Smith Co. (commercial electrical
contracting firm)                                            None


                                                                                NUMBER OF PORTFOLIOS
                                            POSITION(S) IN      LENGTH OF        IN FUND COMPLEX**
NAME, AGE AND ADDRESS                       FUND COMPLEX**     TIME SERVED      OVERSEEN  BY TRUSTEE
------------------------------------------  --------------  ------------------  --------------------

Laura B. Pannier
c/o PC&J Service Corp.
300 Old Post Office
120 West Third Street
Dayton, Ohio 45402
Year of Birth: 1954                         Trustee         Trustee since 2003                     2


PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS            OTHER DIRECTORSHIPS HELD BY TRUSTEE
---------------------------------------------------  -----------------------------------

Not presently employed; from May 1988 to May 1997,
partner with Deloitte & Touche LLP (CPA firm)         None





**The term "Fund Complex" refers to the PC&J Performance Fund and the PC&J Preservation Fund.

PC&J  PRESERVATION  FUND
-----------------------

FUND TRUSTEES DISCLOSURE (Concluded)
(Unaudited)


The following table provides information regarding each Trustee who is an "interested person" of the Trust, as defined in the Investment Company Act of 1940, as amended, and each officer of the Trust.


                                                                             NUMBER OF PORTFOLIOS
                                            POSITION(S) HELD    LENGTH OF     IN FUND COMPLEX**
NAME, AGE AND ADDRESS                          WITH FUND       TIME SERVED   OVERSEEN  BY TRUSTEE
------------------------------------------  ----------------  -------------  --------------------

Kathleen A. Carlson, CFA*                                     Treasurer and
c/o PC&J Service Corp.                                        Trustee since
300 Old Post Office                         Treasurer, Chief  1985; Chief
120 West Third Street                       Compliance        Compliance
Dayton, Ohio 45402                          Officer and       Officer since
Year of Birth: 1955                         Trustee           2004                              2
------------------------------------------  ----------------  -------------  --------------------


PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS                 OTHER DIRECTORSHIPS HELD BY TRUSTEE
--------------------------------------------------------  -----------------------------------

President of the Adviser and PC&J Service Corp. since
 1998; Treasurer and Director of the Adviser since 1982;
 Chief Compliance Officer of the Adviser since 2004.      None
--------------------------------------------------------  -----------------------------------


                                                                             NUMBER OF PORTFOLIOS
                                            POSITION(S) HELD    LENGTH OF     IN FUND COMPLEX**
NAME, AGE AND ADDRESS                          WITH FUND       TIME SERVED   OVERSEEN  BY TRUSTEE
------------------------------------------  ----------------  -------------  --------------------

James M. Johnson, CFA*
c/o PC&J Service Corp.                                        Secretary and
300 Old Post Office                                           Trustee since
120 West Third Street                       President,        1985;
Dayton, Ohio 45402                          Secretary and     President
Year of Birth: 1952                         Trustee           since 2005                        2
------------------------------------------  ----------------  -------------  --------------------


PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS                   OTHER DIRECTORSHIPS HELD BY TRUSTEE
----------------------------------------------------------  -----------------------------------

Secretary and Director of the Adviser and PC&J Service
 Corp. since 1982; Chief Investment Officer of the Adviser
 since 1982.                                                None
----------------------------------------------------------  -----------------------------------

* Ms. Carlson and Mr. Johnson are "interested persons" of the Fund because they are officers of the Fund and officers and shareholders of the Adviser, and own in the aggregate a controlling interest in the Adviser and PC&J Service Corp., the Fund's transfer agent.
**The term "Fund Complex" refers to the PC&J Performance Fund and the PC&J Preservation Fund.

The Statement of Additional Information includes additional information about the Trustees and is available without charge upon request, by calling toll free at (888) 223-0600.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent 12-month period ended June 30 are available without charge: (1) upon request by calling toll free at (888) 223-0600 or (2) from the Fund's documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's web site at www.sec.gov. The Fund's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public
Reference  Room  may  be  obtained  by  calling   1-800-SEC-0330.



ITEM 2. CODE OF ETHICS.


(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.


(b) For purposes of this item, "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

(1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;
     (3) Compliance with applicable governmental laws, rules, and regulations;
(4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and
     (5)     Accountability for adherence to the code.


(c) Amendments: During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.


(d) Waivers: During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.



ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.


(a) The registrant's board of trustees has determined that Laura B. Pannier is an audit committee financial expert. Ms. Pannier is independent for purposes of this Item 3.



ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.


(a)     AUDIT FEES
        ----------

     FY 2008          $ 18,512
     FY 2009          $ 19,250



(b)     AUDIT-RELATED FEES
        ------------------

                    Registrant                    Parker Carlson & Johnson
                    ----------                    ------------------------

     FY  2008          $ None                         $ None
     FY  2009          $ None                         $ None
     Nature of the fees:     N/A



(c)     TAX FEES
        --------

                    Registrant                    Parker Carlson & Johnson
                    ----------                    ------------------------

     FY  2008          $ 2,032                              $ None
     FY  2009          $ 2,100                              $ None
     Nature of the fees:     Federal and Excise Tax Returns


(d)     ALL OTHER FEES
        --------------

                    Registrant                    Parker Carlson & Johnson
                    ----------                    ------------------------

     FY  2008          $ None                         $ None
     FY  2009          $ None                         $ None



(e)     (1)     AUDIT COMMITTEE'S PRE-APPROVAL POLICIES
                ---------------------------------------

     The audit committee has not adopted pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.


(2)     PERCENTAGES OF SERVICES APPROVED BY THE AUDIT COMMITTEE
        -------------------------------------------------------

                         Registrant               Parker Carlson & Johnson
                         ----------               ------------------------

Audit-Related Fees:      None                    None
Tax Fees:                None                    None
All Other Fees:          None                    None

None of the services described in paragraphs (b) through (d) of this Item were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X. All non-audit services were pre-approved by the audit committee pursuant to paragraph (c)(7)(i)(A) of Rule 2-01 of Regulation S-X.

(f) During audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

                    Registrant                    Parker Carlson & Johnson
                    ----------                    ------------------------

     FY 2008          $ 2,032                         $ None
     FY 2009          $ 2,100                         $ None

(h) Not applicable. The auditor performed no services for the registrant's investment adviser or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant.


ITEM 5. AUDIT COMMITTEE OF LISTED COMPANIES.  Not applicable.


ITEM 6.  SCHEDULE OF INVESTMENTS.  Not applicable - schedule filed with Item 1.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END FUNDS. Not applicable.


ITEM 8. PORTFOLIO MANAGER OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES. Not applicable.


ITEM 9.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END FUNDS.  Not applicable.


ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.


ITEM 11.  CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the registrant's disclosure controls and procedures as of December 31, 2009, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PC&J Preservation Fund
----------------------

By
/s/
---
Kathleen Carlson, Treasurer

Date     February 25, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By
/s/
---
James M. Johnson, President

Date     February 25, 2010

By
/s/
---
Kathleen Carlson, Treasurer

Date     February 25, 2010